FAIR VALUE MEASUREMENTS (Details 2) (Nonrecurring, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 Fair Value Level 2	Jan. 01, 2011 Fair Value Level 2	Dec. 29, 2012 Fair Value Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Long-lived assets, carrying value	$ 4.4	$ 3.4
Impairment charges on assets written down to fair value	3.1	1.0
Long-lived assets, fair value	$ 1.3	$ 2.4	$ 1.1	$ 2.4	$ 0.2